S000024507 [Member] Annual Fund Operating Expenses - SFT Index 500 Fund	Dec. 31, 2025
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.17%
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.42%